Shareholder's Equity (Details 2) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earning per share
Loss Attributable to Shareholder´s		R$ (54,573)	R$ (118,754)	R$ (45,649)
Weighted average number of ordinary shares outstanding	[1]	83,651	82,254	83,012
Basic earning (loss) per share - R$		R$ (0.65)	R$ (1.44)	R$ (0.55)
Diluted earning (loss) per share - R$		R$ (0.65)	R$ (1.44)	R$ (0.55)

[1]	The Company has not changed its number of voting rights since the IPO on July 31, 2020.